Post-retirement benefit obligations	12 Months Ended
Jun. 30, 2023
Post-retirement benefit obligations
Post-retirement benefit obligations
32	Post-retirement benefit obligations

		Non-current		Current		Total
		2023	2022	2023	2022	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	32.1
South Africa		3 286	3 300	281	256	3 567	3 556
United States of America		241	228	19	20	260	248
		3 527	3 528	300	276	3 827	3 804
Pension obligations	32.2
Foreign — post-retirement benefit obligation		7 816	6 535	413	277	8 229	6 812
Total post-retirement benefit obligations		11 343	10 063	713	553	12 056	10 616

Pension assets	32.2
South Africa — post-retirement benefit asset		(84)	(64)	—	—	(84)	(64)
Foreign — post-retirement benefit asset		(700)	(569)	—	—	(700)	(569)
Total post-retirement benefit assets		(784)	(633)	—	—	(784)	(633)
Net pension obligations		7 032	5 902	413	277	7 445	6 179

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2023	2022	2021	2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	32.1	477	442	407	(222)	(131)	201
Pension benefits - projected benefit obligation	32.2	9 310	7 934	7 248	(1 835)	(3 184)	5 715
Pension benefits - plan asset of funded obligation	32.2	(8 259)	(6 699)	(6 115)	2 884	(963)	(7 062)
Interest on asset limitation		712	396	357	—	—	—
Net movement on asset limitation and reimbursive right		—	—	—	(1 254)	1 863	312
		2 240	2 073	1 897	(427)	(2 415)	(834)

The Group provides post-retirement medical and pension benefits to certain of its retirees, principally in South Africa, Europe and the United States of America. Generally, medical cover provides for a specified percentage of most medical expenses, subject to pre-set rules and maximum amounts. Pension benefits are payable in the form of retirement, disability and surviving dependent pensions. The medical benefits are unfunded. The pension benefits in South Africa are funded. In the United States of America certain of our Pension Funds are funded.

32	Post-retirement benefit obligations continued

Accounting policies:

The Group operates or contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the Group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The Group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the Group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

●	when the plan amendment or curtailment occurs; or
●	when the Group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

32	Post-retirement benefit obligations continued

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2023	31 March 2023
Last actuarial valuation — United States of America	30 June 2023	30 June 2023
Last actuarial valuation — Europe	n/a	30 April 2023
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

The plans have been assessed by the actuaries and have been found to be in sound financial positions.

Principal actuarial assumptions

Weighted average assumptions used in performing actuarial valuations determined in consultation with independent actuaries.

			United States of
	South Africa		America				Europe
	2023	2022	2023		2022		2023	2022
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post-retirement medical benefits	13,0	12,4	4,9		4,3		n/a	n/a
Discount rate — pension benefits	12,9	12,4	4,9		4,2		3,7	2,5
Pension increase assumption	5,8	5,1	n/a	**	n/a	**	2,2	2,2
Average salary increases	5,5	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation — post-retirement medical obligation	13 years	14 years	10 years		10 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	11 years	12 years	4 years		4 years		15 years	16 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Assumptions regarding future mortality are based on published statistics and mortality tables.

32	Post-retirement benefit obligations continued
32.1	Post-retirement healthcare obligations

In South Africa, certain healthcare and life assurance benefits are provided to South African employees hired prior to 1 January 1998, who retire and satisfy the necessary requirements of the medical fund.

Reconciliation of the total post-retirement healthcare obligation recognised in the statement of financial position

	South Africa		United States of America		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 556	3 456	248	257	3 804	3 713
Movements recognised in the income statement:	452	421	25	21	477	442
current service cost	25	30	13	14	38	44
interest cost	427	391	12	7	439	398
Actuarial (gains)/losses recognised in other comprehensive income:	(191)	(91)	(31)	(40)	(222)	(131)
arising from changes in financial assumptions	(197)	(284)	(14)	(41)	(211)	(325)
arising from changes in actuarial experience	6	193	(17)	1	(11)	194
Benefits paid	(250)	(230)	(19)	(22)	(269)	(252)
Translation of foreign operations	—	—	37	32	37	32
Total post-retirement healthcare obligation at end of year	3 567	3 556	260	248	3 827	3 804

The sensitivity analysis is performed in order to assess how the post-retirement healthcare obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		United States of America
	2023	2022	2023		2022
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	361	387	—	*	—	*
Decrease in the healthcare cost inflation	(310)	(325)	—	*	—	*
Increase in the discount rate	(293)	(309)	(22)		(21)
Decrease in the discount rate	346	373	27		28
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

A change in the pension increase assumption will not have an effect on the above obligation. In South Africa the post-retirement benefit contributions are linked to medical aid inflation and based on a percentage of income or pension. Where pension increases differ from medical aid inflation, the difference will need to be allowed for in a change in the percentage of income or pension charged.

The sensitivities may not be representative of the actual change in the post-retirement healthcare obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

Healthcare cost inflation risk

Healthcare cost inflation is consumer price index inflation plus two percentage points over the long term. An increase in healthcare cost inflation will increase the obligation of the plan.

32	Post-retirement benefit obligations continued
32.1	Post-retirement healthcare obligations continued

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate will increase the obligation of the plan.

Pension increase risk

The South African healthcare plan is linked to pension benefits paid, which are to some extent linked to inflation. Accordingly, increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

32.2	Pension benefits

South African operations

Background

In 1994, all members were given the choice to voluntarily transfer to the newly established defined contribution section of the pension fund and approximately 99% of contributing members chose to transfer to the defined contribution section.

Defined benefit option for defined contribution members

In terms of the rules of the fund, on retirement, employees employed before 1 January 2009 have an option to purchase a defined benefit pension with their member share. Should a member elect this option, the Group is exposed to actuarial risk. In terms of IAS 19, the classification requirements stipulate that where an employer is exposed to any actuarial risk, the fund must be classified as a defined benefit plan.

Fund assets

The assets of the fund are held separately from those of the Company in a trustee administered fund, registered in terms of the South African Pension Funds Act, 24 of 1956. Included in the fund assets at 31 March 2023 are 2 080 048 (2022 – 2 077 048) Sasol ordinary shares valued at R485 million (2022 – R772 million) at year-end purchased under terms of an approved investment strategy, and property valued at R1 533 million (2022 – R1 533 million) that is currently occupied by Sasol.

Membership

A significant number of employees are covered by union sponsored, collectively bargained, and in some cases, multi-employer defined contribution pension plans. Information from the administrators of these plans offering defined benefits is not sufficient to permit the Company to determine its share, if any, of any unfunded vested benefits.

32	Post-retirement benefit obligations continued
32.2	Pension benefits continued

Pension fund assets

The assets of the pension funds are invested as follows:

	South Africa		United States of America
	2023	2022	2023	2022
at 30 June	%	%	%	%
Equities	52	55	35	35
resources	7	7	6	5
industrials	4	3	4	4
consumer discretionary	9	9	4	4
consumer staples	7	7	2	2
healthcare	5	5	4	4
information technologies	7	8	8	8
telecommunications	2	4	2	3
financials (ex real estate)	11	12	5	5
Fixed interest	19	18	39	40
Direct property	11	10	9	9
Listed property	3	3	—	—
Cash and cash equivalents	3	2	—	—
Third party managed assets	11	11	—	—
Other	1	1	17	16
Total	100	100	100	100

The pension fund assets are measured at fair value at valuation date. The fair value of equity has been calculated by reference to quoted prices in an active market. The fair value of property and other assets has been determined by performing market valuations and using other valuation techniques at the end of each reporting period.

32	Post-retirement benefit obligations continued
32.2	Pension benefits continued

Investment strategy

The trustees target the plans’ asset allocation within the following ranges within each asset class:

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	25	35	—	100
foreign	25	35	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The portion of fund assets invested in each portfolio is 0,4%, 96,8%, 1,9% and 0,9% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

The trustees of the respective funds monitor investment performance and portfolio characteristics on a regular basis to ensure that managers are meeting expectations with respect to their investment approach. There are restrictions and controls placed on managers in this regard.

Reconciliation of the projected net pension liability/(asset) recognised in the statement of financial position

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	64 049	60 478	3 778	3 218	67 827	63 696
defined benefit portion	30 632	29 569	3 778	3 218	34 410	32 787
defined benefit option for defined contribution members	33 417	30 909	—	—	33 417	30 909
Plan assets	(69 291)	(66 284)	(4 478)	(3 787)	(73 769)	(70 071)
defined benefit portion	(35 874)	(35 375)	(4 478)	(3 787)	(40 352)	(39 162)
defined benefit option for defined contribution members	(33 417)	(30 909)	—	—	(33 417)	(30 909)
Projected benefit obligation (unfunded)	—	—	8 229	6 812	8 229	6 812
Asset not recognised due to asset limitation	5 158	5 742	—	—	5 158	5 742
Net liability/(asset) recognised	(84)	(64)	7 529	6 243	7 445	6 179

32	Post-retirement benefit obligations continued
32.2	Pension benefits continued

The decrease of R1 296 million in the asset limitation (2022 – increase of R1 775 million) was recognised as a gain (2022 – loss) in other comprehensive income while interest expense thereon of R712 million (2022 – R396 million) was recognised in the income statement.

The obligation which arises for the defined contribution members with the option to purchase into the defined benefit fund is limited to the assets that they have accumulated until retirement date. However, after retirement date, there is actuarial risk associated with the members as full defined benefit members.

Based on the latest actuarial valuation of the fund and the approval of the trustees of the surplus allocation, the Group has an unconditional entitlement to only the funds in the employer surplus account and the contribution reserve. The remaining estimated surplus due to the Company amounted to approximately R84 million (2022 — R64 million) and has been included in the pension asset recognised in the current year.

Investment risk

The actuarial valuation assumes certain asset returns on invested assets. If actual returns on plan assets are below the assumption, this may lead to a strain on the fund, which, over time, may lead to a plan deficit. In order to mitigate the concentration risk, the fund assets are invested across equity securities, property securities and debt securities. Given the long-term nature of the obligations, it is considered appropriate that investment is made in equities and real estate to improve the return generated by the fund. These may result in improved pension benefits to members.

Pension increase risk

Benefits in these plans are to some extent linked to inflation so increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits. This risk is mitigated as pension benefits are subject to affordability.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate used will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

32	Post-retirement benefit obligations continued
32.2	Pension benefits continued

Reconciliation of projected benefit obligation

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	60 478	57 054	10 030	13 268	70 508	70 322
Movements recognised in income statement:	8 426	7 326	884	608	9 310	7 934
current service cost	1 066	1 115	498	434	1 564	1 549
interest cost	7 360	6 211	386	174	7 746	6 385
Actuarial (gains)/losses recognised in other comprehensive income:	(1 482)	(533)	(353)	(2 651)	(1 835)	(3 184)
arising from changes in financial assumptions	421	(2 133)	(562)	(2 654)	(141)	(4 787)
arising from change in actuarial experience	(1 903)	1 600	209	3	(1 694)	1 603
Member contributions	562	536	—	—	562	536
Benefits paid	(3 935)	(3 905)	(450)	(496)	(4 385)	(4 401)
Disposal of business[1]	—	—	—	(1 223)	—	(1 223)
Translation of foreign operations	—	—	1 896	524	1 896	524
Projected benefit obligation at end of year	64 049	60 478	12 007	10 030	76 056	70 508

unfunded obligation[2]	—	—	8 229	6 812	8 229	6 812
funded obligation	64 049	60 478	3 778	3 218	67 827	63 696
1	Relates to the disposal of Sasol’s European wax business in Germany in the prior year.
2	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R137 million (2022 – R135 million). A loss of R42 million (2022 – R88 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right offset by the translation impact of the weakening Rand.

32	Post-retirement benefit obligations continued
32.2	Pension benefits continued

Reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2023	2022	2023	2022	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	66 284	60 671	3 787	3 732	70 071	64 403
Movements recognised in income statement:	8 084	6 610	175	89	8 259	6 699
interest income	8 084	6 610	175	89	8 259	6 699
Actuarial (losses)/gains recognised in other comprehensive income:	(2 939)	1 200	55	(237)	(2 884)	963
arising from return on plan assets (excluding interest income)	(2 939)	1 200	55	(237)	(2 884)	963
Plan participant contributions[1]	562	536	—	—	562	536
Employer contributions[1]	1 235	1 172	71	27	1 306	1 199
Benefit payments	(3 935)	(3 905)	(212)	(312)	(4 147)	(4 217)
Translation of foreign operations	—	—	602	488	602	488
Fair value of plan assets at end of year	69 291	66 284	4 478	3 787	73 769	70 071
Actual return on plan assets	5 145	7 810	231	(148)	5 376	7 662
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Contributions

Funding is based on actuarially determined contributions. The following table sets forth the projected pension contributions of funded obligations for the 2024 financial year.

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 305	75

Sensitivity analysis

A sensitivity analysis is performed in order to assess how the post-retirement pension obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		Foreign
	2023	2022	2023		2022
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	5	6	297		312
Decrease in average salaries increase assumption	(5)	(6)	(227)		(271)
Increase in the discount rate	(1 251)	(1 161)	(1 169)		(1 199)
Decrease in the discount rate	1 471	1 364	1 445		1 507
Increase in the pension increase assumption	1 561	1 453	897	*	929	*
Decrease in the pension increase assumption	(1 354)	(1 261)	(690)	*	(737)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

The sensitivities may not be representative of the actual change in the post-retirement pension obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.